Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deposits and Other Current Assets, Net [Abstract]
Trade deposits	$ 913,950	$ 530,691
Tax recoverable	24,585	18,891
Other assets	13,915	779
Less: allowance for expected credit losses	(2)	(2)	$ (2)
Deposits and other current assets, net	$ 952,448	$ 550,359